Note 1 - Description of Business (Details) (USD $)	0 Months Ended
	Apr. 13, 2011	Sep. 30, 2013	Dec. 31, 2012	Aug. 11, 2006	Aug. 10, 2006
Disclosure Text Block [Abstract]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction (in Shares)				1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.01
Stockholders' Equity, Reverse Stock Split	1-for-4